(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 5) - Unconsolidated [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	R$ 85,474	R$ 112,522
Income Tax Subtotal [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	62,747	83,127
Tax losses carryforwards [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	22,174	2,950
Temporary nondeductible differences [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	553	(355)
Subtotal [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	22,727	29,395
Income Tax Credit Tax Losses Carryforwards [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	61,209	84,113
Income Tax Temporarily Nondeductible Differences [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	R$ 1,537	R$ (986)